Long-Term Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Incentive Plans
Restricted Stock Award Activity
The following table summarizes the restricted stock award (“RSA”) activity:

	Predecessor
	Period from January 1, 2023 through February 2, 2023		2022
	Number of Shares	Weighted Average Share Price (b)	Number of Shares	Weighted Average Share Price (b)
Outstanding non-vested shares, beginning of year	446,847	$27.79	437,424	$25.96
Shares granted	—	—	233,147	29.47

	Predecessor
	Period from January 1, 2023 through February 2, 2023		2022
	Number of Shares	Weighted Average Share Price (b)	Number of Shares	Weighted Average Share Price (b)
Shares vested	—	32.25	(166,770)	26.32
Shares forfeited	—	—	(56,954)	24.93

Outstanding non-vested shares, end of period (a)	446,847	$—	446,847	$27.79

(a)	In connection with the completion of the Merger on February 3, 2023, the 446,847 outstanding RSAs became fully vested.
(b)	Grant date fair value.

Schedule of Share Based Compensation Restricted Stock Units
The following table summarizes the RSU activity:

	Predecessor
	Period from January 1, 2023 through February 2, 2023	2022
	Number of RSUs	Number of RSUs
Non-vested and outstanding, beginning of year	1,222,038	1,005,754
RSUs granted	—	629,307
RSUs vested	—	(217,987)
RSUs forfeited	—	—
RSUs not earned	—	(195,036)

Non-vested and outstanding, end of period (a)	1,222,038	1,222,038

(a)
In connection with the completion of the Merger on February 3, 2023, 506,136 outstanding performance-based RSUs became earned and vested in accordance with the actual level of performance of STORE or a minimum of target as of the date of the Merger Agreement and 715,902 shares were forfeited.

Schedule of Grant Date Fair Value Assumptions	The following assumptions were used in the Monte Carlo simulation for computing the grant date fair value of the RSUs with a market condition for 2022:

Volatility	45.79%
Risk-free interest rate	1.77%
Dividend yield	0.00%